Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of amounts recognized in profit or loss and in the statement of cash flows
	Year ended December 31,
	2021	2020

Interest expense on lease liabilities	120	144
Depreciation expenses relating to short-term leases	531	427
Cash outflow for leases (1)	693	652

  (1) For the year ended December 31,2020 the cash flow for leases includes $144 which were capitalized to Leasehold improvements.

Schedule of carrying amounts of right-of-use assets and movement
	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2021	2,225	512	2,737

New leases	-	162	162
Adjustments for indexation	42	7	49
Disposals	-	(27)	(27)

Balance as of December 31, 2021	2,267	654	2,921

Accumulated depreciation
Balance as of January 1, 2021	698	155	853
Depreciation and amortization	330	201	531
Disposals	-	(11)	(11)

Balance as of December 31, 2021	1,028	345	1,373

Depreciated cost
Balance as of December 31, 2021	1,239	309	1,548

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2020	2,362	442	2,804
New leases	-	305	305
Adjustments for indexation	(17)	(18)	(35)
Disposals	(76)	(217)	(293)
Termination of leases	(44)	-	(44)

Balance as of December 31, 2020	2,225	512	2,737

Accumulated depreciation
Balance as of January 1, 2020	381	194	575
Depreciation and amortization	249	178	427
Capitalized to Leasehold improvements (1)	144	-	144
Disposals	(76)	(217)	(293)

Balance as of December 31, 2020	698	155	853

Depreciated cost
Balance as of December 31, 2020	1,527	357	1,884

(1)     As of the year ended December 31,2020 the cash flow for leases includes $144 which were capitalized to Leasehold improvements.

Schedule of maturity analysis of the Group's lease liabilities
	Buildings	Motor vehicles	Total

Balance as of January 1, 2021	1,953	354	2,307
Repayment of leases liabilities	(477)	(216)	(693)
Effect of changes in exchange rates	55	13	68
New finance lease obligation recognized	-	155	155
Adjustments for indexation	42	7	49
Interest	118	2	120
Disposals-Termination of leases	-	(16)	(16)
Balance as of December 31, 2021	1,691	299	1,990

Current maturities of long-term leases	(403)	(196)	(599)
Lease liability Balance as of December 31, 2021	1,288	103	1,391

	Buildings	Motor vehicles	Total

Balance as of January 1, 2020	2,225	225	2,450
Repayment of leases liabilities	(479)	(173)	(652)
Effect of changes in exchange rates	134	28	162
New finance lease obligation recognized	-	283	283
Adjustments for indexation	(17)	(18)	(35)
Interest	134	10	144
Disposals-Termination of leases	(44)	(1)	(45)
Balance as of December 31, 2020	1,953	354	2,307

Current maturities of long-term leases	(396)	(170)	(566)
Lease liability Balance as of December 31, 2020	1,557	184	1,741